Antonio Alberti
Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5031 | f 212.656.5893
aalberti@nyse.com

NYSE Group

PROCESSED
AUG 13 2007
THOMSON
FINANCIAL

RECD S.E.C.
AUG 0 9 2007
1086

August 9, 2007

001-06263

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERT NYS

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AAR CORP., Common Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 8, 2007.

07073875

Sincerely,

Antonio Alberti

END